RISKS (Details 4) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Trade receivables	$ 314	$ 490
Trade and other payables	284	302
Borrowings	1,789	4,087
Not later than three months [member]
IfrsStatementLineItems [Line Items]
Trade receivables	261	412
Trade and other payables	223	231
Borrowings	63	289
Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Trade receivables	13	19
Trade and other payables	15	50
Borrowings	236	361
Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Trade receivables	10	6
Trade and other payables	31	12
Borrowings	277	1,022
Later than two years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Trade receivables	6	12
Trade and other payables	6	3
Borrowings	907	313
Later than five years [member]
IfrsStatementLineItems [Line Items]
Trade receivables
Trade and other payables	9	6
Borrowings	306	2,102
No Set Maturity Term [Member]
IfrsStatementLineItems [Line Items]
Trade receivables	24	41
Trade and other payables
Borrowings